10. Recoverable taxes	12 Months Ended
Dec. 31, 2020
Recoverable Taxes
Recoverable taxes
10.	Recoverable taxes

The Company records tax credit, when obtains internal and external factors as legal and market interpretations to conclude that it is entitled to these credits, including realization of the tax credit ICMS is recognized in cost of sale in the statement of operation. PIS/COFINS is recognized as a credit in the same account on which the credits are calculated.

The future realization of tax credits is based on a feasibility study, on the expectation of future growth and the expected offset against tax debts from its operations.

	2020	2019

State VAT tax credits - ICMS (note 10.1)	1,435	2,621
Social Integration Program/ Contribution for Social Security Financing - PIS/COFINS (note 10.2)	1,926	854
Social Security Contribution – INSS (note 10.3)	299	321
Income tax and social contribution prepayments (*)	462	472
Other	47	49
Other recoverable taxes – Éxito Group	130	77
Total	4,299	4,394

Current	1,199	1,692
Non-current	3,100	2,702

(*) Includes Éxito’s amount of R$440 (R$340 on December31, 2019).

10.1.	ICMS (State VAT) tax credits

Since 2008, the Brazilian States have been substantially changing their laws aiming at implementing and broadening the ICMS (State VAT) tax substitution system (“ICMS-ST”). Referred system implies the prepayment of ICMS throughout the supply chain, upon receiving goods from manufacturer or importer, or upon transfers to other States. The expansion of such system to a wider range of products traded at the retail stores is based on the assumption that the trading cycle of these products will end in the State, so that ICMS is fully owed thereto.

In order to supply its stores, the Group maintains distribution centers strategically located in certain States and in the Federal District, which receive goods with ICMS included in the purchase price on behalf of the entire supply chain and then the goods are shipped to locations in other States. Such interstate shipment entitles the Group to a refund of prepaid ICMS, i.e., the ICMS of the supply chain paid at the acquisition of goods will represent a tax credit to be refunded, pursuant to the State laws.

The refund process requires the evidence through tax documents and digital files of the operations that entitled the Company to the refund, which is approved only after homologation from State Tax Authorities and/or compliance with specific ancillary obligations aiming to support these credits.

Since the number of items traded at the retail stores, subject to tax substitution, has been continuously increasing, the tax credits to be refunded to the Company and subsidiaries have also grown. The Group has been using such authorized tax credits to offset against state tax liabilities owed after having obtained Special Regime and also through other procedures determined by State rules.

The Group understands that future realization of ICMS tax credits is probable based on a feasibility study, on the expectation of future growth and the expected offset against tax debts from its operations. The projections on the realization of ICMS balances are revised at least annually by the occasion of the annual strategic planning approved by the Company’s Board of Directors. Management has implemented monitoring controls over the progress of the plan annually established, assessing and including new elements that contribute to the recoverability of ICMS tax credits. The expected recoverability of ICMS tax credits is demonstrated as follows:

Up to one year	261
From 1 to 2 years	175
From 2 to 3 years	173
From 3 to 4 years	157
From 4 to 5 years	153
More than 5 years	516
1,435

10.2.	PIS and COFINS credit

The Company records PIS and COFINS credits, when it obtains enough evidence to conclude that it is entitled to these credits. Evidence include i) Interpretation of tax legislation, ii) internal and external factors as legal and market interpretations and iii) accounting evaluation about the matter.

On October 29, 2020, the Company obtained a favorable decision in its individual lawsuit, resulting in the recording of tax credit in the amount of R$1,609 (of which R$613 in the financial result), net of provisions for installments, which, eventually, considered unrealizable. The compensation of this tax credit against tax liabilities is subject to certain administrative proceedings with the Brazilian tax authorities and the Company estimates it will be realized in until 5 (five) years. See note 22.9.

In relation to PIS and COFINS assets, the Company assessed recent procedural progress in certain cases and proceeded to write off PIS/COFINS assets in the amount of R$168, on December 31, 2020, of amounts without expectation of realization.

The realization of the PIS and COFINS balance is shown below:

Consolidated

Up to one year	285
From 1 to 2 years	297
From 2 to 3 years	300
From 3 to 4 years	310
From 4 to 5 years	317
More than 5 years	417
1,926

10.3.	INSS

On August 28, 2020, the Federal Supreme Court (STF), in general repercussion, recognized as constitutional the incidence of social security charges (INSS) on the additional one third of vacation payment. The Company has been following the development of these issues, and together with its legal advisors, concluded that the elements so far do not impact the recoverability of the respective credits. The amount involved in the consolidated is equivalent to R$158, on December 31, 2020 (R$154 on December 31, 2019)